Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Provisions for Liabilities and Charges
The movements in 2020 and 2019 were as follows:

	Property £m	Other £m	Total £m
1 January 2019	118.7	193.0	311.7
Charged to the income statement	39.5	7.6	47.1
Acquisitions 1	–	0.7	0.7
Utilised	(1.2)	(12.2)	(13.4)
Released to the income statement	(10.3)	(6.9)	(17.2)
Other movements 2	(58.4)	9.2	(49.2)
Transfer to disposal group classified as held for sale	(6.2)	(18.4)	(24.6)
Exchange adjustments	(0.6)	(6.7)	(7.3)
31 December 2019	81.5	166.3	247.8
Charged to the income statement	14.8	50.4	65.2
Acquisitions 1	–	0.7	0.7
Utilised	(1.6)	(17.0)	(18.6)
Released to the income statement	(1.5)	(15.0)	(16.5)
Other movements	(15.0)	48.7	33.7
Exchange adjustments	(1.5)	(4.5)	(6.0)
31 December 2020	76.7	229.6	306.3

Notes
1
Acquisitions include £0.4 million (2019: £0.7 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

2	I n 2019, other movements include transfers of property provisions related to property leases which are now recognised in right-of-use assets, and certain long-term employee benefits.